Marketable Securities (Details) - Schedule of marketable securities by significant investing categories - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Matures within one year:
Amortized cost	$ 107,703	$ 127,471
Gross unrealized gain	2,438	620
Gross unrealized loss	(1)	(131)
Fair value	110,140	127,960
Matures within one year: Corporate debentures [Member]
Matures within one year:
Amortized cost	36,048	27,624
Gross unrealized gain	405	24
Gross unrealized loss		(11)
Fair value	36,453	27,637
Matures within one year [Member]
Matures within one year:
Amortized cost	36,048	32,554
Gross unrealized gain	405	24
Gross unrealized loss		(11)
Fair value	36,453	32,567
Matures after one year through three years: Corporate debentures [Member]
Matures within one year:
Amortized cost	68,630	91,887
Gross unrealized gain	1,959	575
Gross unrealized loss	(1)	(117)
Fair value	70,588	92,345
Matures after one year through three years: Government debentures [Member]
Matures within one year:
Amortized cost	3,025	3,030
Gross unrealized gain	74	21
Gross unrealized loss		(3)
Fair value	3,099	3,048
Matures after one year through three years [Member]
Matures within one year:
Amortized cost	71,655	94,917
Gross unrealized gain	2,033	596
Gross unrealized loss	(1)	(120)
Fair value	$ 73,687	95,393
Matures within one year, Government debentures [Member]
Matures within one year:
Amortized cost		4,930
Gross unrealized gain
Gross unrealized loss
Fair value		$ 4,930